FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS - Derivatives (Details)		1 Months Ended	12 Months Ended
	May 23, 2016 USD ($) $ / bbl	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / bbl
Rowan Relentless [Member]
Derivative [Line Items]
Contingent payments, period of evaluation			12 months
Contingent payment derivative, fair value	$ 6,200,000
Derivative [Member] | Rowan Relentless [Member]
Derivative [Line Items]
WTI spot price (in usd per bbl) | $ / bbl	47.48			53.72
Slope of the WTI forward curve	5.50%			11.205%
Freeport-McMoRan [Member]
Derivative [Line Items]
Proceeds from contingent payment provision settlement		$ 6,000,000
Prepaid Expenses and Other Current Assets [Member]
Derivative [Line Items]
Contingent payment derivative, fair value			$ 0.00	$ 6,100,000
Measurement Input, Price Volatility [Member] | Derivative [Member] | Rowan Relentless [Member]
Derivative [Line Items]
Expected volatility rate	0.375			0.28557
Measurement Input, Discount Rate [Member] | Derivative [Member] | Rowan Relentless [Member]
Derivative [Line Items]
Expected volatility rate	0.00765			0.00734